UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	3/31/2014

Item 1. Schedule of Investments

VCA-10

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 1.4%
Boeing Co. (The)	20,158	$2,529,627

Airlines — 2.6%
American Airlines Group, Inc.(a)	48,846	1,787,764
United Continental Holdings, Inc.(a)	60,387	2,695,072

		4,482,836

Auto Components — 1.3%
Lear Corp.	27,198	2,277,017

Automobiles — 2.0%
General Motors Co.	48,127	1,656,531
Tesla Motors, Inc.(a)	8,739	1,821,645

		3,478,176

Banks — 7.8%
Citigroup, Inc.	53,921	2,566,640
JPMorgan Chase & Co.	74,505	4,523,199
PNC Financial Services Group, Inc.	29,839	2,595,993
Wells Fargo & Co.	78,249	3,892,105

		13,577,937

Biotechnology — 3.6%
Alexion Pharmaceuticals, Inc.(a)	7,029	1,069,322
Biogen Idec, Inc.(a)	8,269	2,529,239
BioMarin Pharmaceutical, Inc.(a)	22,029	1,502,598
Celgene Corp.(a)	8,064	1,125,734

		6,226,893

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The)	17,961	2,942,910
Morgan Stanley	96,424	3,005,536

		5,948,446

Chemicals — 1.4%
Monsanto Co.	21,305	2,423,870

Communications Equipment — 1.1%
JDS Uniphase Corp.(a)	137,314	1,922,396

Consumer Finance — 1.6%
Capital One Financial Corp.	26,251	2,025,527
Santander Consumer USA Holdings, Inc.(a)	30,867	743,277

		2,768,804

Diversified Financial Services — 1.3%
ING US, Inc.	62,963	2,283,668

Diversified Telecommunication Services — 2.3%
CenturyLink, Inc.	65,936	2,165,338
Verizon Communitcations, Inc.	37,485	1,783,161

		3,948,499

Electronic Equipment & Instruments — 2.1%
Flextronics International Ltd.(a)	394,978	3,649,597

Energy Equipment & Services — 2.7%
Halliburton Co.	45,928	2,704,700
Schlumberger Ltd.	20,158	1,965,405

		4,670,105

Food Products — 2.7%
Bunge Ltd.	32,219	2,561,733
Mondelez International, Inc. (Class A Stock)	62,324	2,153,294

		4,715,027

Health Care Providers & Services — 4.4%
Cigna Corp.	25,844	2,163,918
Express Scripts Holding Co.(Class A Stock)(a)	45,173	3,392,041
HCA Holdings, Inc.(a)	42,346	2,223,165

		7,779,124

Hotels, Restaurants & Leisure — 4.0%
Carnival Corp.	78,792	2,983,065
Hilton Worldwide Holdings, Inc.(a)	16,555	368,183
Hyatt Hotels Corp.(a)	37,624	2,024,547
International Game Technology	117,096	1,646,370

		7,022,165

Independent Power & Renewable Electricity Producers — 1.8%
Calpine Corp.(a)	147,311	3,080,273

Industrial Conglomerates — 1.0%
Siemans AG, ADR (Germany)	12,555	1,696,808

Insurance — 2.6%
MetLife, Inc.	61,166	3,229,565
XL Group PLC (Ireland)	41,864	1,308,250

		4,537,815

Internet & Catalog Retail — 2.5%
Amazon.com, Inc.(a)	7,668	2,580,435
priceline.com, Inc.(a)	1,451	1,729,432

		4,309,867

Internet Software & Services — 4.4%
Facebook, Inc.(Class A Stock)(a)	43,021	2,591,585
Google, Inc.(Class A Stock)(a)	2,746	3,060,444
LinkedIn Corp.(a)	11,112	2,055,053

		7,707,082

IT Services — 1.4%
MasterCard, Inc.(Class A Stock)	32,923	2,459,348

Life Sciences Tools & Services — 0.5%
Illumina, Inc. (a)	6,174	917,827

Machinery — 2.0%
Caterpillar, Inc.	9,264	920,564
SPX Corp.	26,566	2,611,703

		3,532,267

Media — 2.9%
Comcast Corp.(Class A Stock)	42,469	2,124,299
Liberty Global PLC (Series C) (United Kingdom)	73,180	2,979,158

		5,103,457

Metals & Mining — 1.6%
Goldcorp, Inc. (Canada)	113,410	2,776,277

Oil, Gas & Consumable Fuels — 10.8%
Anadarko Petroleum Corp.	29,238	2,478,213
Denbury Resources, Inc.	109,812	1,800,917
EOG Resources, Inc.	9,902	1,942,475
Hess Corp.	19,003	1,574,969
Marathon Oil Corp.	26,356	936,165
Marathon Petroleum Corp.	14,189	1,235,011
Noble Energy, Inc.	44,403	3,154,389
Occidental Petroleum Corp.	23,554	2,244,461
Southwestern Energy Co. (a)	18,979	873,224
Suncor Energy, Inc. (Canada)	78,168	2,732,753

		18,972,577

Personal Products — 1.1%
Avon Products, Inc.	130,761	1,914,341

Pharmaceuticals — 8.3%
Actavis, Inc. (a)	10,349	2,130,342
Allergan, Inc.	17,679	2,193,964
Bayer AG, ADR (Germany)	16,126	2,181,203
Bristol-Myers Squibb Co.	32,822	1,705,103
Merck & Co., Inc.	41,991	2,383,829
Shire PLC, ADR (Ireland)	12,854	1,909,205
Teva Pharmaceuticals Indutries Ltd., ADR (Israel)	37,097	1,960,205

		14,463,851

Road & Rail — 3.8%
Canadian Pacific Railway Ltd. (Canada)	11,448	1,722,123
Hertz Global Holdings, Inc. (a)	106,953	2,849,228
Union Pacific Corp.	11,515	2,160,905

		6,732,256

Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.	130,903	2,673,039

Software — 2.0%
Microsoft Corp.	33,323	1,365,910
Salesforce.com, Inc. (a)	38,369	2,190,486

		3,556,396

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	3,711	1,991,842
EMC Corp.	66,997	1,836,388

		3,828,230

Textiles, Apparel & Luxury Goods — 3.3%
Kate Spade & Co. (a)	37,122	1,376,855
Michael Kors Holdings Ltd. (a)	21,590	2,013,699
Nike, Inc. (Class B Stock)	30,986	2,288,626

		5,679,180

TOTAL COMMON STOCKS (cost $128,473,379)		173,645,078

	Units
RIGHTS(e)
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, (Canada), expiring 6/30/15 (original cost $0; purchased 6/30/10)(a)(b)(c)	1,512	—

TOTAL LONG-TERM INVESTMENTS (cost $128,473,379)		173,645,078

	Shares
SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,121,959)(d)	2,121,959	2,121,959

TOTAL INVESTMENTS — 100.6% (cost $130,595,338)		175,767,037
Liabilities in excess of other assets — (0.6)%		(982,997)

NET ASSETS — 100%		$174,784,040

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVR	Contingent Value Rights

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a security restricted to resale.
(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,529,627	$—	$—
Airlines	4,482,836	—	—
Auto Components	2,277,017	—	—
Automobiles	3,478,176	—	—
Banks	13,577,937	—	—
Biotechnology	6,226,893	—	—
Capital Markets	5,948,446	—	—
Chemicals	2,423,870	—	—
Communications Equipment	1,922,396	—	—
Consumer Finance	2,768,804	—	—
Diversified Financial Services	2,283,668	—	—
Diversified Telecommunication Services	3,948,499	—	—
Electronic Equipment & Instruments	3,649,597	—	—
Energy Equipment & Services	4,670,105	—	—
Food Products	4,715,027	—	—
Health Care Providers & Services	7,779,124	—	—
Hotels, Restaurants & Leisure	7,022,165	—	—
Independent Power & Renewable Electricity Producers	3,080,273	—	—
Industrial Conglomerates	1,696,808	—	—
Insurance	4,537,815	—	—
Internet & Catalog Retail	4,309,867	—	—
Internet Software & Services	7,707,082	—	—
IT Services	2,459,348	—	—
Life Sciences Tools & Services	917,827	—	—
Machinery	3,532,267	—	—
Media	5,103,457	—	—
Metals & Mining	2,776,277	—	—
Oil, Gas & Consumable Fuels	18,972,577	—	—
Personal Products	1,914,341	—	—
Pharmaceuticals	14,463,851	—	—
Road & Rail	6,732,256	—	—
Semiconductors & Semiconductor Equipment	2,673,039	—	—
Software	3,556,396	—	—
Technology Hardware, Storage & Peripherals	3,828,230	—	—
Textiles, Apparel & Luxury Goods	5,679,180	—	—
Rights	—	—	—
Affiliated Money Market Mutual Fund	2,121,959	—	—

Total	$175,767,037	$—	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Rights: The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Restricted and Illiquid Securities: The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements are valued pursuant to the valuation procedures noted above.

The Account invests in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	May 20, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	May 20, 2014

*	Print the name and title of each signing officer under his or her signature.